Cover Page Cover Page	Oct. 21, 2019
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Oct. 21, 2019
Entity Registrant Name	NORTHERN TRUST CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36609
Entity Tax Identification Number	36-2723087
Entity Address, Address Line One	50 South LaSalle Street
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	630-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000073124
Amendment Flag	true
Entity Address, City or Town	Chicago,
Amendment Description	Northern Trust Corporation (the “Corporation”) hereby amends its Form 8-K filed on September 18, 2019, to report that, on October 21, 2019, the Compensation and Benefits Committee (the “Committee”) of the Corporation’s Board of Directors approved an increase in Jason J. Tyler’s annual base salary to $500,000, effective upon his assumption of the role of Chief Financial Officer of the Corporation on January 1, 2020. Effective January 1, 2020, Mr. Tyler also will be eligible to participate in the incentive compensation programs provided to the Corporation’s other named executive officers, as well as the Corporation’s Executive Change in Control Severance Plan, each of which is described in the Corporation’s most recent proxy statement filed with the U.S. Securities and Exchange Commission.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1.66 2/3 Par Value
Trading Symbol	NTRS
Security Exchange Name	NASDAQ
Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000th interest in a share of Series C Non-Cumulative Perpetual Preferred Stock
Trading Symbol	NTRSP
Security Exchange Name	NASDAQ